Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Principal Protected Main Street Fund III), Class A)	0 Months Ended
Dec. 29, 2011
(Oppenheimer Principal Protected Main Street Fund III) | Class A
Bar Chart Table:
Annual Return 2005	2.35%
Annual Return 2006	9.33%
Annual Return 2007	2.11%
Annual Return 2008	(7.27%)
Annual Return 2009	(0.01%)
Annual Return 2010	0.99%